Hedging derivatives - Schedule of details of hedged exposure/hedged items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 162,465	€ 152,801	€ 149,279
Carrying amount of hedged items - Liabilities	32,642	26,946	59,837
Accumulated amount of fair value adjustments on the hedged item - Assets	(1,412)	(1,798)	(5,487)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(1,200)	(1,652)	(3,581)
Change in fair value of hedged item for ineffectiveness assessment	(1,445)	1,992	(290)
Cash flow hedge/currency translation reserve - Continuing hedges	(8,480)	(9,497)	(10,103)
Cash flow hedge/currency translation reserve- Discontinued hedges	50	(173)	(225)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	138,906	134,095	126,665
Carrying amount of hedged items - Liabilities	32,642	26,946	59,837
Accumulated amount of fair value adjustments on the hedged item - Assets	(1,412)	(1,798)	(5,487)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(1,200)	(1,652)	(3,581)
Change in fair value of hedged item for ineffectiveness assessment	(461)	1,928	(3,232)
Cash flow hedge/currency translation reserve - Continuing hedges	0		0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	133,149	130,672	121,605
Carrying amount of hedged items - Liabilities	23,780	19,176	53,239
Accumulated amount of fair value adjustments on the hedged item - Assets	(1,345)	(1,682)	(5,069)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(1,176)	(1,546)	(3,428)
Change in fair value of hedged item for ineffectiveness assessment	(343)	1,757	(2,397)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,017	637	2,792
Carrying amount of hedged items - Liabilities	1,562	1,365	1,040
Accumulated amount of fair value adjustments on the hedged item - Assets	1	(1)	(284)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	3	(3)	0
Change in fair value of hedged item for ineffectiveness assessment	(118)	60	(7)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	3,238	2,786	2,126
Carrying amount of hedged items - Liabilities	7,205	6,405	5,558
Accumulated amount of fair value adjustments on the hedged item - Assets	(68)	(115)	(134)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(27)	(103)	(153)
Change in fair value of hedged item for ineffectiveness assessment	1	111	(826)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0	0
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0	142
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	(2)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Base risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	502
Carrying amount of hedged items - Liabilities	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0
Change in fair value of hedged item for ineffectiveness assessment	0
Cash flow hedge/currency translation reserve - Continuing hedges	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Fair value hedges | Equities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0
Carrying amount of hedged items - Liabilities	95
Accumulated amount of fair value adjustments on the hedged item - Assets	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0
Change in fair value of hedged item for ineffectiveness assessment	(1)
Cash flow hedge/currency translation reserve - Continuing hedges	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(564)	(1,824)	475
Cash flow hedge/currency translation reserve - Continuing hedges	(478)	(813)	(3,353)
Cash flow hedge/currency translation reserve- Discontinued hedges	50	(173)	(225)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(156)	(2,182)	2,458
Cash flow hedge/currency translation reserve - Continuing hedges	(794)	(797)	(2,973)
Cash flow hedge/currency translation reserve- Discontinued hedges	83	(77)	(75)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(439)	500	(1,764)
Cash flow hedge/currency translation reserve - Continuing hedges	213	(80)	(88)
Cash flow hedge/currency translation reserve- Discontinued hedges	19	0	(2)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(40)	100	39
Cash flow hedge/currency translation reserve - Continuing hedges	11	(144)	(309)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	1
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	69	(233)	(258)
Cash flow hedge/currency translation reserve - Continuing hedges	82	196	14
Cash flow hedge/currency translation reserve- Discontinued hedges	(52)	(96)	(149)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	2	(9)	0
Cash flow hedge/currency translation reserve - Continuing hedges	10	12	3
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	23,559	18,706	22,614
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(420)	1,888	2,467
Cash flow hedge/currency translation reserve - Continuing hedges	(8,002)	(8,684)	(6,750)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Net foreign investments hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	23,559	18,706	22,614
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(420)	1,888	2,467
Cash flow hedge/currency translation reserve - Continuing hedges	(8,002)	(8,684)	(6,750)
Cash flow hedge/currency translation reserve- Discontinued hedges	€ 0	€ 0	€ 0